Financial risk management - Interest rate risk and foreign exchange risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management
Finance lease liabilities	€ 9	€ 54	€ 52
Interest rate risk
Financial risk management
Increase in interest rates	1.00%	1.00%	1.00%
Decrease in interest rates	1.00%	1.00%	1.00%
Increase in profit and loss on account of increase in interest rates	€ 11,500	€ 10,000	€ 3,000
Decrease in profit and loss on account of decrease in interest rates	€ 11,500	€ 10,000	€ 3,000
Foreign exchange risk
Financial risk management
Percentage of change in risk assumption	10.00%	10.00%	10.00%
Euros - U.S. Dollars Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (21,083)	€ (16,863)	€ 506
Euros - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	122	130	164
Euros - CH Francs Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	203	165	169
Euros - HR Kunas Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	(185)	(95)	(50)
U.S. Dollars - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (831)	€ (913)	€ (907)